INVESTMENTS IN ASSOCIATES AND OTHER COMPANIES (Details 1) $ in Millions	Dec. 31, 2018 CLP ($)
Disclosure of associates [line items]
Investment value	$ 483
Bladex [Member]
Disclosure of associates [line items]
Investment value	329
Stock Exchanges [Member]
Disclosure of associates [line items]
Investment value	$ 154